Purchases and other expenses - Provisions for litigation - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Purchases and other expenses [abstract]
Total provisions for litigations	€ 779	€ 537	€ 528	€ 491
o/w non-current provisions	53	69	85
o/w current provisions	€ 726	€ 468	€ 443